Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	€ 14,145	€ 8,795
Property, plant and equipment	8,376	39,115
Right-of-use assets	24,932
Other assets	1,948	0
Non-current assets	49,401	47,910
Current assets
Inventories	1,809	1,346
Trade receivables	16,593	10,901
Other assets	8,612	7,295
Cash and cash equivalents	41,095	9,222
Current assets	68,109	28,764
Total assets	117,510	76,674
Equity
Issued capital	2,383	1,903
Capital reserve	98,099	45,342
Retained earnings and other reserves	(40,622)	(19,964)
Non-controlling interests	(938)	(757)
Equity	58,922	26,524
Non-current liabilities
Non-current loans	1,578	12,915
Lease liabilities	18,069	1,712
Other liabilities	9,941	11,240
Non-current liabilities	29,588	25,867
Current liabilities
Investment subsidies	1,348	794
Current loans	3,688	3,702
Lease liabilities	3,635	1,350
Liabilities from income taxes		10
Trade payables	8,554	5,429
Other liabilities	11,775	12,998
Current liabilities	29,000	24,283
Equity and liabilities	€ 117,510	€ 76,674